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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07344

               Invesco California Insured Municipal Income Trust
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               (Exact name of registrant as specified in charter)

              1555 Peachtree Street, N.E., Atlanta, Georgia 30309
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              (Address of principal executive offices) (Zip code)

                             John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
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                    (Name and address of agent for service)

                                    Copy to:

                            Peter Davidson, Esquire
                             Invesco Advisers, Inc.
                         11 Greenway Plaza, Suite 2500
                               Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/10 - 06/30/11

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07344
Reporting Period: 07/01/2010 - 06/30/2011
Invesco California Insured Municipal Income Trust









============== INVESCO CALIFORNIA INSURED MUNICIPAL INCOME TRUST ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     INVESCO CALIFORNIA INSURED MUNICIPAL INCOME TRUST

By (Signature and Title)*    /s/ PHILIP A. TAYLOR
                          ---------------------------
                               Philip A. Taylor
                          Principal Executive Officer

Date August 19, 2011

*   Please print the name and title of the signing officer below the signature.